Summary of significant accounting policies - Scope of consolidation (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of information about consolidated structured entities [line items]
Capital increase related to additional interest acquisition	€ 711,903